Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 1,385,662	$ 1,381,806
Salary payable	913,171	839,090
Total other payables and accrued liabilities	$ 2,298,833	$ 2,220,896